Note 11 - Deposits	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 11 - Deposits

Deposits at December 31, 2024 and 2023 consist of the following (in thousands):

	2024	2023
Non-interest bearing checking accounts	$59,783	$92,216
Interest bearing checking accounts(1)	47,802	104,274
Savings accounts	492	841
Money market accounts(2)	162,285	218,525
Certificate of deposit accounts	282,890	215,843
Total	$553,252	$631,699

(1)

The Company has identified one major interest bearing checking account deposit customer that accounted for approximately 8.6% and 22.0% of total deposits at December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the combined outstanding balances of the major deposit customer’s interest bearing checking account totaled approximately $47.8 million and $104.3 million, respectively.

(2)

The Company has identified one major money market deposit customer, a separate customer than the interest bearing checking account deposit customer referred to above in footnote (1), that accounted for approximately 18.1% and 23.7% of total deposits at December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the combined outstanding balances of the major deposit customer’s money market accounts totaled approximately $100.0 million and $150.0 million, respectively.

A summary of certificates of deposit by maturity at December 31, 2024 is as follows (in thousands):

Years ending December 31:
2025	$171,829
2026	32,259
2027	29,928
2028	35,392
2029	13,482
Total	$282,890

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $71.6 million and $40.8 million at December 31, 2024 and 2023, respectively.

Quaint Oak Bancorp, Inc.

Notes to Consolidated Financial Statements (Continued)